Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 1,342,814.1	$ 43,697.2	$ 1,064,990.2
Financial assets at fair value through profit or loss	1,070.4	34.8	159.0
Financial assets at fair value through other comprehensive income	122,998.5	4,002.6	119,519.3
Financial assets at amortized cost	94,600.2	3,078.4	3,773.6
Hedging financial assets	2.3	0.1	13.5
Notes and accounts receivable, net	229,755.9	7,476.6	197,586.1
Receivables from related parties	1,584.0	51.5	715.3
Other receivables from related parties	69.0	2.3	61.5
Inventories	221,149.1	7,196.5	193,102.3
Other financial assets	25,964.4	844.9	16,630.6
Other current assets	12,888.8	419.4	10,521.5
Total current assets	2,052,896.7	66,804.3	1,607,072.9
NONCURRENT ASSETS
Financial assets at fair value through other comprehensive income	6,159.2	200.4	5,887.9
Financial assets at amortized cost	35,127.2	1,143.1	1,533.4
Investments accounted for using equity method	27,321.7	889.1	21,762.2
Property, plant and equipment	2,693,837.0	87,661.5	1,975,118.7
Right-of-use assets	41,914.0	1,363.9	32,734.4
Intangible assets	25,999.2	846.1	26,821.7
Deferred income tax assets	69,185.9	2,251.4	49,153.9
Refundable deposits	4,467.1	145.4	2,624.9
Other noncurrent assets	7,551.1	245.7	2,592.2
Total noncurrent assets	2,911,562.4	94,746.6	2,118,229.3
TOTAL	4,964,459.1	161,550.9	3,725,302.2
CURRENT LIABILITIES
Short-term loans			114,921.3
Financial liabilities at fair value through profit or loss	116.2	3.8	681.9
Hedging financial liabilities	0.8	0.0	9.6
Accounts payable	54,879.7	1,785.9	47,285.6
Payables to related parties	1,642.6	53.4	1,437.2
Salary and bonus payable	36,435.5	1,185.7	23,802.1
Accrued profit sharing bonus to employees and compensation to directors	61,748.6	2,009.4	36,524.7
Payables to contractors and equipment suppliers	213,499.6	6,947.6	145,742.2
Cash dividends payable	142,617.1	4,641.0	142,617.1
Income tax payable	163,138.6	5,308.8	78,496.6
Long-term liabilities - current portion	19,313.9	628.5	4,566.7
Accrued expenses and other current liabilities	293,171.0	9,540.2	162,267.8
Total current liabilities	986,563.6	32,104.3	758,352.8
NONCURRENT LIABILITIES
Bonds payable	834,336.4	27,150.4	610,070.6
Long-term bank loans	4,760.0	154.9	3,309.1
Deferred income tax liabilities	1,031.4	33.7	1,873.9
Lease liabilities	29,764.1	968.6	20,764.2
Net defined benefit liability	9,321.1	303.3	11,036.9
Guarantee deposits	892.0	29.0	686.8
Others	179,958.1	5,856.1	167,525.4
Total noncurrent liabilities	1,060,063.1	34,496.0	815,266.9
Total liabilities	2,046,626.7	66,600.3	1,573,619.7
EQUITY ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT
Capital stock	259,303.8	8,438.1	259,303.8
Capital surplus	69,330.3	2,256.1	64,761.5
Retained earnings
Appropriated as legal capital reserve	311,147.0	10,125.2	311,147.0
Appropriated as special capital reserve	3,154.3	102.6	59,304.2
Unappropriated earnings	2,280,589.9	74,213.8	1,517,351.7
Total retained earnings	2,594,891.2	84,441.6	1,887,802.9
Others	(20,505.6)	(667.2)	(62,608.4)
Equity attributable to shareholders of the parent	2,903,019.7	94,468.6	2,149,259.8
NON - CONTROLLING INTERESTS	14,812.7	482.0	2,422.7
Total equity	2,917,832.4	94,950.6	2,151,682.5
TOTAL	$ 4,964,459.1	$ 161,550.9	$ 3,725,302.2